Risk/Return Detail Data - FidelityClimateActionFund-AMCIZPRO	Jul. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Climate Action Fund /Fidelity Advisor® Climate Action Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Climate Action Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2024
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate	51.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 35 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities of climate aware companies. Climate aware companies are those that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to address climate change or its impacts either indirectly through their corporate strategy, or directly through the technology, services, or products they provide. Such companies include those that (i) have a low carbon transition score of neutral or better as rated by MSCI within the MSCI World Climate Change Index, (ii) have an above average environmental score as rated by MSCI, and/or (iii) have an above average environmental systematic score as rated by FMR (FMR E Score). The neutral rating within the MSCI World Climate Change Index represents companies with limited exposure to low carbon transition carbon risk. The FMR E Score represents the portion of the Adviser's proprietary ESG rating process that focuses on the current state of a company's practices using a data-driven framework that includes proprietary and third-party data. A company's environmental profile may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. Investing in securities of domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Sustainability Risk. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Climate Focus Risk. Because the fund focuses its investments in equity securities of climate aware companies, it will be more susceptible to events or factors affecting these companies. The fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory, and economic developments. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Small- and Mid-Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies . An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Jun. 15, 2021
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2023
Bar Chart, Year to Date Return	12.91%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	9.51%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(18.71%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.62%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	1.08%
Total annual operating expenses	1.95%	[3]
Fee waiver and/or expense reimbursement	0.65%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%
1 year	$ 700
3 years	1,072
5 years	1,490
10 years	2,652
1 Year	700
3 Years	1,072
5 Years	1,490
10 Years	$ 2,652
2022	(25.45%)
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.62%	[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.92%
Total annual operating expenses	2.04%	[3]
Fee waiver and/or expense reimbursement	0.49%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.55%
1 year	$ 502
3 years	906
5 years	1,351
10 years	2,585
1 Year	502
3 Years	906
5 Years	1,351
10 Years	$ 2,585
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.62%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	1.01%
Total annual operating expenses	2.63%	[3]
Fee waiver and/or expense reimbursement	0.58%
Total annual operating expenses after fee waiver and/or expense reimbursement	2.05%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 308
3 years	743
5 years	1,325
10 years	2,740
1 Year	208
3 Years	743
5 Years	1,325
10 Years	$ 2,740
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.62%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.93%
Total annual operating expenses	1.55%	[3]
Fee waiver and/or expense reimbursement	0.50%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
1 year	$ 107
3 years	423
5 years	781
10 years	1,788
1 Year	107
3 Years	423
5 Years	781
10 Years	$ 1,788
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.62%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.78%
Total annual operating expenses	1.40%	[3]
Fee waiver and/or expense reimbursement	0.50%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%
1 year	$ 92
3 years	377
5 years	701
10 years	1,621
1 Year	92
3 Years	377
5 Years	701
10 Years	$ 1,621
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Return Before Taxes | Fidelity Advisor Climate Action Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(29.74%)
Since Inception	(14.76%)	[5]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Return Before Taxes | Fidelity Advisor Climate Action Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(28.25%)
Since Inception	(13.65%)	[6]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Return Before Taxes | Fidelity Advisor Climate Action Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(26.73%)
Since Inception	(12.05%)	[7]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Return Before Taxes | Fidelity Advisor Climate Action Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(25.29%)
Since Inception	(11.20%)	[8]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Return Before Taxes | Fidelity Advisor Climate Action Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(25.17%)
Since Inception	(11.06%)	[9]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | After Taxes on Distributions | Fidelity Advisor Climate Action Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(29.74%)
Since Inception	(14.76%)	[5]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | After Taxes on Distributions and Sales | Fidelity Advisor Climate Action Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(17.60%)
Since Inception	(11.13%)	[5]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | MS113
Risk/Return:
Label	MSCI World Index
Past 1 year	(17.81%)
Since Inception	(7.43%)
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | IXWC6
Risk/Return:
Label	MSCI World Climate Change Index
Past 1 year	(22.59%)
Since Inception	(9.61%)

[1]	A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	A The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.10% based on the fund's performance relative to that of the MSCI World Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[3]	B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through September 30, 2024 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From June 15, 2021 .
[6]	B From June 15, 2021 .
[7]	C From June 15, 2021 .
[8]	D From June 15, 2021 .
[9]	E From June 15, 2021 .